Distribution Date:	01/18/23	CSAIL 2017-CX9 Commercial Mortgage Trust
Determination Date:	01/11/23
Next Distribution Date:	02/17/23
Record Date:	12/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-CX9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-7
			Andy Lindenman	(913) 317-4372
Exchangeable Certificate Factor Detail	8
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	9	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	10		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	11		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17
			Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	18		PO Box 4839 | Greenwich, CT 06831 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
Specially Serviced Loan Detail - Part 2	24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595FAA0	2.024800%	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595FAB8	3.053800%	233,274,000.00	27,414,028.13	4,485.67	69,764.13	0.00	0.00	74,249.80	27,409,542.46	40.91%	30.00%
A-SB	12595FAF9	3.256300%	14,861,000.00	13,966,451.00	284,560.68	37,899.13	0.00	0.00	322,459.81	13,681,890.32	40.91%	30.00%
A-3	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00	40.91%	30.00%
A-4	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00	40.91%	30.00%
A-5	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00	40.91%	30.00%
A-S	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00	24.72%	18.13%
B	12595FAK8	3.867764%	42,943,000.00	42,943,000.00	0.00	138,411.14	0.00	0.00	138,411.14	42,943,000.00	17.90%	13.13%
C	12595FAL6	4.057764%	30,061,000.00	30,061,000.00	0.00	101,650.36	0.00	0.00	101,650.36	30,061,000.00	13.12%	9.63%
D	12595FAP7	4.057764%	31,134,000.00	31,134,000.00	0.00	105,278.67	0.00	0.00	105,278.67	31,134,000.00	8.18%	6.00%
E	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00	5.28%	3.88%
F	12595FAT9	4.057764%	8,588,000.00	8,588,000.00	0.00	29,040.06	0.00	0.00	29,040.06	8,588,000.00	3.92%	2.88%
NR*	12595FAV4	4.057764%	24,693,503.00	24,693,503.00	0.00	61,341.48	0.00	0.00	61,341.48	24,693,503.00	0.00%	0.00%
Z	12595FAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595FAZ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,876,503.00	630,148,982.13	289,046.35	1,829,622.86	0.00	0.00	2,118,669.21	629,859,935.78

X-A	12595FAG7	0.657201%	703,205,000.00	474,477,479.13	0.00	259,856.03	0.00	0.00	259,856.03	474,188,432.78
X-B	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-E	12595FAM4	0.814764%	18,252,000.00	18,252,000.00	0.00	12,392.55	0.00	0.00	12,392.55	18,252,000.00
Notional SubTotal			794,461,000.00	565,733,479.13	0.00	279,047.89	0.00	0.00	279,047.89	565,444,432.78

Deal Distribution Total					289,046.35	2,108,670.75	0.00	0.00	2,397,717.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595FAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595FAB8	117.51857528	0.01922919	0.29906518	0.00000000	0.00000000	0.00000000	0.00000000	0.31829437	117.49934609
A-SB	12595FAF9	939.80559855	19.14815154	2.55024090	0.00000000	0.00000000	0.00000000	0.00000000	21.69839244	920.65744701
A-3	12595FAC6	1,000.00000000	0.00000000	2.79716662	0.00000000	0.00000000	0.00000000	0.00000000	2.79716662	1,000.00000000
A-4	12595FAD4	1,000.00000000	0.00000000	2.64625001	0.00000000	0.00000000	0.00000000	0.00000000	2.64625001	1,000.00000000
A-5	12595FAE2	1,000.00000000	0.00000000	2.87133333	0.00000000	0.00000000	0.00000000	0.00000000	2.87133333	1,000.00000000
A-S	12595FAJ1	1,000.00000000	0.00000000	3.08316662	0.00000000	0.00000000	0.00000000	0.00000000	3.08316662	1,000.00000000
B	12595FAK8	1,000.00000000	0.00000000	3.22313625	0.00000000	0.00000000	0.00000000	0.00000000	3.22313625	1,000.00000000
C	12595FAL6	1,000.00000000	0.00000000	3.38146968	0.00000000	0.00000000	0.00000000	0.00000000	3.38146968	1,000.00000000
D	12595FAP7	1,000.00000000	0.00000000	3.38146945	0.00000000	0.00000000	0.00000000	0.00000000	3.38146945	1,000.00000000
E	12595FAR3	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
F	12595FAT9	1,000.00000000	0.00000000	3.38146949	0.00000000	0.00000000	0.00000000	0.00000000	3.38146949	1,000.00000000
NR	12595FAV4	1,000.00000000	0.00000000	2.48411414	0.89735547	39.51734794	0.00000000	0.00000000	2.48411414	1,000.00000000
Z	12595FAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595FAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595FAG7	674.73564484	0.00000000	0.36953098	0.00000000	0.00000000	0.00000000	0.00000000	0.36953098	674.32460347
X-B	12595FAH5	1,000.00000000	0.00000000	0.09313613	0.00000000	0.00000000	0.00000000	0.00000000	0.09313613	1,000.00000000
X-E	12595FAM4	1,000.00000000	0.00000000	0.67896943	0.00000000	0.00000000	0.00000000	0.00000000	0.67896943	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/22 - 12/30/22	30	0.00	69,764.13	0.00	69,764.13	0.00	0.00	0.00	69,764.13	0.00
A-SB	12/01/22 - 12/30/22	30	0.00	37,899.13	0.00	37,899.13	0.00	0.00	0.00	37,899.13	0.00
A-3	12/01/22 - 12/30/22	30	0.00	273,439.82	0.00	273,439.82	0.00	0.00	0.00	273,439.82	0.00
A-4	12/01/22 - 12/30/22	30	0.00	246,998.33	0.00	246,998.33	0.00	0.00	0.00	246,998.33	0.00
A-5	12/01/22 - 12/30/22	30	0.00	402,015.38	0.00	402,015.38	0.00	0.00	0.00	402,015.38	0.00
X-A	12/01/22 - 12/30/22	30	0.00	259,856.03	0.00	259,856.03	0.00	0.00	0.00	259,856.03	0.00
X-B	12/01/22 - 12/30/22	30	0.00	6,799.31	0.00	6,799.31	0.00	0.00	0.00	6,799.31	0.00
X-E	12/01/22 - 12/30/22	30	0.00	12,392.55	0.00	12,392.55	0.00	0.00	0.00	12,392.55	0.00
A-S	12/01/22 - 12/30/22	30	0.00	314,458.33	0.00	314,458.33	0.00	0.00	0.00	314,458.33	0.00
B	12/01/22 - 12/30/22	30	0.00	138,411.14	0.00	138,411.14	0.00	0.00	0.00	138,411.14	0.00
C	12/01/22 - 12/30/22	30	0.00	101,650.36	0.00	101,650.36	0.00	0.00	0.00	101,650.36	0.00
D	12/01/22 - 12/30/22	30	0.00	105,278.67	0.00	105,278.67	0.00	0.00	0.00	105,278.67	0.00
E	12/01/22 - 12/30/22	30	0.00	49,326.03	0.00	49,326.03	0.00	0.00	0.00	49,326.03	0.00
F	12/01/22 - 12/30/22	30	0.00	29,040.06	0.00	29,040.06	0.00	0.00	0.00	29,040.06	0.00
NR	12/01/22 - 12/30/22	30	950,448.99	83,500.33	0.00	83,500.33	22,158.85	0.00	0.00	61,341.48	975,821.75
Totals			950,448.99	2,130,829.60	0.00	2,130,829.60	22,158.85	0.00	0.00	2,108,670.75	975,821.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595FAA0	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595FAB8	3.053800%	233,274,000.00	27,414,028.13	4,485.67	69,764.13	0.00	0.00	74,249.80	27,409,542.46
A-2 (Exch)	N/A	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595FAF9	3.256300%	14,861,000.00	13,966,451.00	284,560.68	37,899.13	0.00	0.00	322,459.81	13,681,890.32
A-SB (Exch)	N/A	N/A	14,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00
A-3 (Exch)	N/A	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00
A-4 (Exch)	N/A	N/A	93,339,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00
A-5 (Exch)	N/A	N/A	140,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595FAG7	0.657201%	703,205,000.00	474,477,479.13	0.00	259,856.03	0.00	0.00	259,856.03	474,188,432.78
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595FAM4	0.814764%	18,252,000.00	18,252,000.00	0.00	12,392.55	0.00	0.00	12,392.55	18,252,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00
A-S (Exch)	N/A	N/A	101,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595FAK8	3.867764%	42,943,000.00	42,943,000.00	0.00	138,411.14	0.00	0.00	138,411.14	42,943,000.00
B (Exch)	N/A	N/A	42,943,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595FAL6	4.057764%	30,061,000.00	30,061,000.00	0.00	101,650.36	0.00	0.00	101,650.36	30,061,000.00
C (Exch)	N/A	N/A	30,061,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595FAP7	4.057764%	31,134,000.00	31,134,000.00	0.00	105,278.67	0.00	0.00	105,278.67	31,134,000.00
D (Exch)	N/A	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00
E (Exch)	N/A	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595FAT9	4.057764%	8,588,000.00	8,588,000.00	0.00	29,040.06	0.00	0.00	29,040.06	8,588,000.00
F (Exch)	N/A	N/A	8,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595FAV4	4.057764%	24,693,503.00	24,693,503.00	0.00	61,341.48	0.00	0.00	61,341.48	24,693,503.00
NR (Exch)	N/A	N/A	24,693,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595FAX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,512,214,006.00	1,195,882,461.26	289,046.35	2,108,670.75	0.00	0.00	2,397,717.10	1,195,304,368.56
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595FBB7	N/A	703,205,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595FBC5	N/A	73,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595FBD3	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595FBF8	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	12595FBH4	N/A	33,281,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	12595FBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	12595FBM3	N/A	858,876,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	12595FBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,717,753,006.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595FBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595FBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595FBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595FBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	12595FBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-Z	12595FBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-A	12595FBM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-Z	12595FBP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 29

	Additional Information
Total Available Distribution Amount (1)	2,397,717.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,210,209.59	Master Servicing Fee	2,655.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,286.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	271.31
ARD Interest	0.00	Operating Advisor Fee	998.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	104.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,210,209.59	Total Fees	8,315.38

Principal		Expenses/Reimbursements
Scheduled Principal	289,046.35	Reimbursement for Interest on Advances	7.07
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,688.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,500.36
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	289,046.35	Total Expenses/Reimbursements	22,195.80

		Interest Reserve Deposit	71,027.65

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,108,670.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	289,046.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,397,717.10
Total Funds Collected	2,499,255.94	Total Funds Distributed	2,499,255.93

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	630,148,983.07	630,148,983.07	Beginning Certificate Balance	630,148,982.13
(-) Scheduled Principal Collections	289,046.35	289,046.35	(-) Principal Distributions	289,046.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	629,859,936.72	629,859,936.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	630,148,983.06	630,148,983.06	Ending Certificate Balance	629,859,935.78
Ending Actual Collateral Balance	629,859,936.71	629,859,936.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP
9,999,999 or less	8	41,612,882.67	6.61%	54	5.2110	2.164105	1.4999 or less	6	177,727,129.21	28.22%	40	4.2017	1.214537
10,000,000 to 14,999,999	1	12,037,881.64	1.91%	49	4.1853	1.180000	1.5000 to 1.7499	4	48,470,347.05	7.70%	55	4.1255	1.589795
15,000,000 to 19,999,999	3	52,409,427.50	8.32%	39	5.3031	1.630054	1.7500 to 1.9999	3	43,119,776.27	6.85%	38	5.3916	1.835474
20,000,000 to 34,999,999	3	82,277,374.47	13.06%	55	4.4455	2.220618	2.0000 to 2.9999	5	104,552,759.15	16.60%	54	4.1245	2.203464
35,000,000 to 49,999,999	5	201,863,276.94	32.05%	42	4.0197	1.847524	3.0000 or greater	5	217,830,831.54	34.58%	40	3.6695	4.553928
50,000,000 or greater	3	201,500,000.00	31.99%	40	3.4115	4.213797	Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655
Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP	Totals	58	629,859,936.72	100.00%	44	4.0728	2.772655
Alabama	1	1,602,261.21	0.25%	49	4.1853	1.180000
									Property Type³
Arkansas	4	7,244,797.63	1.15%	51	6.3300	1.690000
California	2	62,695,178.14	9.95%	56	3.8979	1.408199		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Delaware	1	990,455.67	0.16%	56	4.6470	3.520000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	1	7,006,954.63	1.11%	56	4.8500	2.500000	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP
Georgia	1	80,000,000.00	12.70%	19	3.3400	3.310000	Industrial	1	5,254,941.90	0.83%	56	4.3300	2.900000
Illinois	3	45,958,085.71	7.30%	2	4.1502	1.306080	Lodging	13	86,950,618.30	13.80%	19	4.8583	1.581337
Indiana	4	4,129,617.95	0.66%	56	4.7477	2.640764	Mixed Use	1	32,875,000.00	5.22%	55	4.3920	2.160000
Kentucky	2	1,776,602.51	0.28%	56	4.6470	3.520000	Office	10	397,330,842.28	63.08%	46	3.8010	3.088922
Maryland	1	954,923.41	0.15%	56	4.6470	3.520000	Retail	31	69,289,440.74	11.00%	54	4.4731	2.068886
Michigan	3	3,104,612.26	0.49%	56	4.6470	3.520000	Totals	58	629,859,936.72	100.00%	44	4.0728	2.772655
Mississippi	1	5,415,862.62	0.86%	56	5.9000	2.240000
New Jersey	2	80,863,276.94	12.84%	52	4.5457	2.609062
New York	2	99,000,000.00	15.72%	53	3.5526	1.760909
North Carolina	6	33,642,166.97	5.34%	35	5.2812	1.510099
Ohio	11	12,036,478.93	1.91%	56	4.6470	3.520000
Oklahoma	1	1,870,699.84	0.30%	49	4.1853	1.180000
Pennsylvania	3	22,013,327.32	3.49%	52	5.0267	2.163374
South Carolina	1	2,930,487.69	0.47%	18	5.6800	1.872565
Tennessee	2	8,564,920.58	1.36%	49	4.1853	1.180000
Texas	1	8,841,141.26	1.40%	56	4.9900	1.750000
Washington	1	67,500,000.00	10.72%	54	3.2900	6.960000
Washington, DC	1	32,875,000.00	5.22%	55	4.3920	2.160000
West Virginia	1	683,991.95	0.11%	56	4.6470	3.520000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP
	3.9999% or less	5	282,500,000.00	44.85%	44	3.4319	3.417522	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	6	161,863,001.68	25.70%	38	4.2449	2.138360	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	100,398,546.28	15.94%	54	4.8506	1.940303	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	1	15,836,772.85	2.51%	50	5.2800	1.840000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	3	31,102,522.41	4.94%	32	5.8697	1.894021	49 months or greater	23	591,700,843.22	93.94%	44	4.0726	2.694645
	Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655	Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP
	60 months or less	23	591,700,843.22	93.94%	44	4.0726	2.694645	Interest Only	9	436,238,276.94	69.26%	42	3.7668	2.964062
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	14	155,462,566.28	24.68%	49	4.9307	1.938641
	Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	38,159,093.50	6.06%	53	4.0752	NAP				None
Underwriter's Information		2	25,686,659.79	4.08%	27	5.8633	1.821073
	12 months or less	19	493,139,183.43	78.29%	48	3.9604	2.901891
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	72,875,000.00	11.57%	22	4.2010	1.600137
	Totals	25	629,859,936.72	100.00%	44	4.0728	2.772655
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 16 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10176786	1	OF	Dunwoody	GA	Actual/360	3.340%	230,088.89	0.00	0.00	N/A	08/06/24	--	80,000,000.00	80,000,000.00	01/06/23
2	10174967	1	OF	Seattle	WA	Actual/360	3.290%	191,231.25	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	12/11/22
4	10180212	1	OF	New York	NY	Actual/360	3.669%	170,627.10	0.00	0.00	N/A	06/01/27	--	54,000,000.00	54,000,000.00	12/01/22
7	10180213	1	OF	New York	NY	Actual/360	3.413%	132,235.54	0.00	0.00	N/A	06/05/27	--	45,000,000.00	45,000,000.00	12/05/22
8	10180214	1	OF	Madison	NJ	Actual/360	4.266%	165,290.28	0.00	0.00	N/A	02/05/27	--	45,000,000.00	45,000,000.00	01/05/23
9	10180215	1	LO	Chicago	IL	Actual/360	4.044%	139,296.78	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	07/05/20
10	10180216	1	OF	San Francisco	CA	Actual/360	3.570%	110,670.00	0.00	0.00	N/A	09/05/27	--	36,000,000.00	36,000,000.00	01/05/23
11	10180217	1	OF	Warren	NJ	Actual/360	4.897%	151,237.78	0.00	0.00	N/A	08/09/27	--	35,863,276.94	35,863,276.94	01/09/23
12	10180218	1	MU	Washington	DC	Actual/360	4.392%	124,333.25	0.00	0.00	N/A	08/05/27	--	32,875,000.00	32,875,000.00	01/05/23
14	10180219	1	RT	Folsom	CA	Actual/360	4.340%	99,940.67	46,788.60	0.00	N/A	08/05/27	--	26,741,966.74	26,695,178.14	01/05/23
15	10180220	1	MF	Astoria	NY	Actual/360	3.720%	80,083.33	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	01/05/23
16	10180221	1	RT	Various	Various	Actual/360	4.647%	90,994.62	32,457.34	0.00	09/05/27	09/05/37	--	22,739,653.67	22,707,196.33	01/05/23
18	10180222	1	LO	Various	Various	Actual/360	5.680%	90,370.46	34,606.19	0.00	N/A	07/06/24	--	18,476,468.35	18,441,862.16	01/06/23
19	10169914	1	OF	Durham	NC	Actual/360	4.940%	77,251.36	29,380.77	0.00	N/A	03/06/27	--	18,160,173.26	18,130,792.49	01/06/23
20	10180223	1	OF	Fort Washington	PA	Actual/360	5.280%	72,098.67	20,706.93	0.00	N/A	03/06/27	--	15,857,479.78	15,836,772.85	01/06/23
21	10180224	1	MF	Pittsburgh	PA	Actual/360	4.750%	53,953.45	31,564.15	0.00	N/A	09/06/27	--	13,190,657.65	13,159,093.50	01/06/23
22	10167894	1	RT	Various	Various	Actual/360	4.185%	43,480.04	26,473.38	0.00	N/A	02/06/27	--	12,064,355.02	12,037,881.64	01/06/23
24	10180226	1	LO	Arlington	TX	Actual/360	4.990%	38,048.74	13,695.59	0.00	N/A	09/06/27	--	8,854,836.85	8,841,141.26	01/06/23
25	10180227	1	LO	Hot Springs	AR	Actual/360	6.330%	39,538.66	8,893.85	0.00	N/A	04/05/27	--	7,253,691.48	7,244,797.63	01/05/23
26	10177698	1	LO	Vero Beach	FL	Actual/360	4.850%	29,327.68	15,303.33	0.00	N/A	09/06/27	--	7,022,257.96	7,006,954.63	01/06/23
27	10180228	1	LO	Biloxi	MS	Actual/360	5.900%	27,571.68	11,039.57	0.00	N/A	09/05/27	--	5,426,902.19	5,415,862.62	01/05/23
28	10180229	1	IN	Aston	PA	Actual/360	4.330%	19,627.85	9,176.96	0.00	N/A	09/06/27	--	5,264,118.86	5,254,941.90	01/06/23
29	10180230	1	RT	Lincolnwood	IL	Actual/360	4.912%	14,119.57	3,684.22	0.00	N/A	09/05/27	--	3,338,134.72	3,334,450.50	01/05/23
30	10109093	1	RT	Bloomingdale	IL	Actual/360	4.800%	10,857.44	3,164.24	0.00	N/A	10/06/26	--	2,626,799.45	2,623,635.21	01/06/23
31	10180231	1	RT	Schereville	IN	Actual/360	4.867%	7,934.50	2,111.23	0.00	N/A	09/05/27	--	1,893,210.15	1,891,098.92	01/05/23
Totals								2,210,209.59	289,046.35	0.00				630,148,983.07	629,859,936.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	21,250,638.99	13,368,594.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	46,380,284.02	37,747,814.84	01/01/22	09/30/22	--	0.00	0.00	190,751.15	190,751.15	0.00	0.00
4	1	0.00	25,081,789.66	01/01/22	06/30/22	--	0.00	0.00	170,313.22	170,313.22	0.00	0.00
7	1	17,918,702.94	15,087,551.43	01/01/22	09/30/22	--	0.00	0.00	131,915.44	131,915.44	0.00	0.00
8	1	8,259,780.59	7,345,014.69	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	19,262,786.52	04/01/19	03/31/20	--	0.00	0.00	138,740.16	4,098,883.82	76,777.78	0.00
10	1	3,443,017.22	2,987,771.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	5,731,884.74	4,346,206.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	2,482,830.83	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,869,549.34	1,750,749.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	02/11/22	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	3,793,308.92	2,847,834.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	08/11/22	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,902,468.55	1,377,764.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	7,203,063.16	5,003,773.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,161,466.56	910,486.02	01/01/22	09/30/22	07/11/19	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	915,060.35	01/01/22	09/30/22	07/12/21	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,198,451.89	1,127,380.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,626,001.52	879,712.27	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	1,109,237.63	844,579.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	286,123.77	131,862.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	488,547.28	300,656.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	187,152.53	145,700.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		125,809,679.65	143,945,920.68				0.00	0.00	631,719.97	4,591,863.63	76,777.78	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.072782%	4.057468%	44
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.073470%	4.058156%	45
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.074145%	4.058831%	46
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	4.074825%	4.059500%	47
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	1	18,585,076.22	0	0.00	0	0.00	4.028459%	4.013134%	48
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.028807%	4.013485%	49
07/15/22	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,093,380.32	4.029152%	4.013830%	50
06/17/22	0	0.00	1	10,093,380.32	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.085510%	4.070439%	43
05/17/22	1	10,093,380.32	0	0.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130418%	4.115287%	42
04/18/22	0	0.00	1	32,875,000.00	1	40,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	19,014,934.45	4.130874%	4.115743%	43
03/17/22	1	32,875,000.00	0	0.00	2	59,042,309.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155179%	4.140030%	43
02/17/22	0	0.00	0	0.00	2	59,077,762.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155729%	4.140580%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10180212	12/01/22	0	B	170,313.22	170,313.22	0.00	54,000,000.00	11/01/21	3	10/31/21
7	10180213	12/05/22	0	B	131,915.44	131,915.44	0.00	45,000,000.00
9	10180215	07/05/20	29	5	138,740.16	4,098,883.82	701,003.39	40,000,000.00	04/24/20	7			07/08/22
Totals					440,968.82	4,401,112.48	701,003.39	139,000,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		40,000,000	0	0		40,000,000
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		98,441,862	98,441,862	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		2,623,635	2,623,635	0		0
49 - 60 Months		466,087,243	466,087,243	0		0
> 60 Months		22,707,196	22,707,196	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-23	629,859,937	589,859,937	0	0	0	40,000,000
Dec-22	630,148,983	590,148,983	0	0	40,000,000	0
Nov-22	630,460,312	590,460,312	0	0	40,000,000	0
Oct-22	630,746,768	590,746,768	0	0	0	40,000,000
Sep-22	631,055,601	591,055,601	0	0	0	40,000,000
Aug-22	631,301,876	591,301,876	0	0	40,000,000	0
Jul-22	631,547,078	591,547,078	0	0	40,000,000	0
Jun-22	771,522,688	721,429,308	0	10,093,380	40,000,000	0
May-22	815,903,445	765,810,065	10,093,380	0	40,000,000	0
Apr-22	816,377,793	743,502,793	0	32,875,000	40,000,000	0
Mar-22	835,852,694	743,935,385	32,875,000	0	59,042,310	0
Feb-22	836,438,356	777,360,594	0	0	59,077,762	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10180212	54,000,000.00	54,000,000.00	2,210,000,000.00	04/01/17	23,646,029.66	2.12000	06/30/22	06/01/27	I/O
9	10180215	40,000,000.00	40,000,000.00	225,600,000.00	08/08/22	16,725,398.84	1.14000	03/31/20	08/05/22	I/O
12	10180218	32,875,000.00	32,875,000.00	52,700,000.00	07/11/17	2,383,570.58	2.16000	09/30/20	08/05/27	I/O
18	10180222	18,441,862.16	18,441,862.16	53,000,000.00	11/21/22	5,673,796.00	1.87257	--	07/06/24	235
25	10180227	7,244,797.63	7,244,797.62	14,760,000.00	12/20/16	1,133,124.58	1.69000	--	04/05/27	290
Totals		152,561,659.79	152,561,659.78	2,556,060,000.00		49,561,919.66

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10180212	OF	NY	11/01/21	3

1/11/2023 Loan transferred to Special on 11/1/21 due to the Borrowers bankruptcy filing on 10/31/21. The Brwrs BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is secured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. Brwr filed a 12/31/20 app. in BK court with a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. Brwrs BK plan was confirmed and the

	Effective Date of the plan was September 9, 2022. Loan return to ma ster servicing in November. No term changes, replacement of the Guaranty (SL Green Realty Corp).

9	10180215	LO	IL	04/24/20	7

1/11/2023 Lender was the successful bidder at foreclosure sale on 7/12/2022. Special Servicer is evaluating the collateral and is developing a business plan. Placeholder disposition date of Q3 2023 until business plan is finalized.

12	10180218	MU	DC	01/19/21	9

1/11/2023 The Loan transferred to special servicing in January 2021 as a result of WeWorks notice of its intention to terminate its lease. Lender consented to Borrowers request to approve the We Work termination, and the termination agreement was execu ted. A$1.2Mtermination fee was funded to the Lender. Borrower submitted a re-tenanting request which was conditionally approved. Special Servicer is monitoring borrowers compliance with the conditional approval letter related to the borrower affiliate l ease. A lease guaranty has been executed and Special servicer is currently pending the issuance of a letter of credit. Once received, Special Servicer will initiate discussions regarding the return of the loan to the

	Master Servicer.

18	10180222	LO	Various	04/03/20	1

1/11/2023 Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. Borrower has continued to timely provide required financial reporting and is repairing deferred maintenance. Borrower and Special Servicer executed a

	Forbearance

Agreement on10/29/2021 that provides for a 16-month deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period ending November 2022. Special Servicer is currently in the process of reviewing a joinder agreement which confirms t he addition of new equity partners at the closing of the Forbearance Agreement, and is awaiting updates on two ongoing franchise defaults at two of the properties. Borrower and Special Servicer executed a

	forbearance agreement on 10/29/2021 provides for a 16-month deferral of tax escrows from April 2020-July 2021 to be repaid over an 11-month period beginning in January 2022.

25	10180227	LO	AR	02/23/18	13

1/11/2023 The loan was transferred to special servicing for franchise related defaults. Borrower failed to deposit required PIP funds with the Lender and were behind on franchise fees. Borrower cured the initial franchise fee default but subsequently became delinquent again. Special Servicer is working to obtain updated information from the Borrower on the completion status of the property improvement plans. Special Servicer has sent demand letters for missing financial

	statements and continues to monitor performance and work towards a resolution on the outstanding franchise related issues.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10178526	1	0.00	5.48000%	0.00	5.48000%	10	06/04/20	06/04/20	06/04/20
9	10180215	1	40,000,000.00	4.04410%	40,000,000.00 4.04410%		10	05/12/20	05/12/20	05/12/20
18	10180222	1	0.00	5.68000%	0.00	5.68000%	10	04/06/20	04/06/20	04/06/20
22	10167894	1	0.00	4.18530%	0.00	4.18530%	8	05/06/19	--	05/06/19
Totals			40,000,000.00		40,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	10173380 04/18/22	19,042,309.76	25,700,000.00	29,266,975.13	5,030,629.71	28,695,475.15	23,664,845.44	0.00	0.00	0.00	0.00	0.00%
23	10180225 07/15/22	10,093,380.32	67,500,000.00	10,465,906.77	372,526.45	10,465,906.77	10,093,380.32	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,135,690.08	93,200,000.00	39,732,881.90	5,403,156.16	39,161,381.92	33,758,225.76	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	10173380	04/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	10180225	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.39	0.00	0.00	0.00
12	0.00	0.00	7,077.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	800.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	2.11	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	699.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.57	0.00	0.00	0.00
Total	0.00	0.00	20,688.37	0.00	1,500.36	0.00	0.00	0.00	7.07	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		22,195.80

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Supplemental Notes
Risk Retention

Pursuant to the TSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX9 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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